Pioneer Floating Rate Fund
Schedule of Investments  |  July 31, 2023

A: FLARX	C: FLRCX	Y: FLYRX

Schedule of Investments  |  7/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.7%
	Senior Secured Floating Rate Loan Interests — 87.1% of Net Assets*(a)
	Advanced Materials — 1.2%
1,566,003	Gemini HDPE LLC, 2027 Advance, 8.631% (Term SOFR + 300 bps), 12/31/27	$ 1,568,939
1,799,474	Groupe Solmax, Inc., Initial Term Loan, 10.253% (Term SOFR + 475 bps), 5/29/28	1,709,219
374,062	Momentive Performance Materials Inc., Initial Term Loan, 9.819% (Term SOFR + 450 bps), 3/29/28	370,322
	Total Advanced Materials	$3,648,480

	Advertising Sales — 0.6%
1,929,837	Clear Channel Outdoor Holdings, Inc., Term B Loan, 8.933% (Term SOFR + 350 bps), 8/21/26	$ 1,873,549
	Total Advertising Sales	$1,873,549

	Advertising Services — 0.5%
1,473,750	Dotdash Meredith, Inc., Term Loan B, 9.213% (Term SOFR + 400 bps), 12/1/28	$ 1,396,378
	Total Advertising Services	$1,396,378

	Aerospace & Defense — 1.9%
1,286,875	ADS Tactical, Inc., Initial Term Loan, 11.183% (Term SOFR + 575 bps), 3/19/26	$ 1,241,834
1,791,000	Propulsion (BC) Newco LLC, Initial Term Loan, 8.992% (Term SOFR + 375 bps), 9/14/29	1,793,910
496,250	Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2022 Refinancing Term Loan, 9.869% (Term SOFR + 450 bps), 1/15/27	497,739
2,242,222	WP CPP Holdings LLC, First Lien Initial Term Loan, 9.27% (Term SOFR + 375 bps), 4/30/25	2,090,312
	Total Aerospace & Defense	$5,623,795

	Airlines — 0.8%
736,250	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 10.338% (Term SOFR + 475 bps), 4/20/28	$ 763,552
1Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Airlines — (continued)
1,148,400	American Airlines, Inc., Seventh Amendment Extended Term Loan, 8.154% (Term SOFR + 275 bps), 2/15/28	$ 1,140,026
400,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 10.764% (Term SOFR + 525 bps), 6/21/27	417,773
	Total Airlines	$2,321,351

	Airport Development & Maintenance — 0.7%
1,970,000	Apple Bidco LLC, First Lien Initial Term Loan, 8.183% (Term SOFR + 275 bps), 9/22/28	$ 1,957,073
	Total Airport Development & Maintenance	$1,957,073

	Apparel Manufacturers — 0.2%
673,313	Hanesbrands Inc., Initial Tranche B Term Loan, 9.069% (Term SOFR + 375 bps), 3/8/30	$ 673,944
	Total Apparel Manufacturers	$673,944

	Appliances — 0.3%
893,405	Osmosis Buyer Limited (AI Aqua Merger Sub, Inc.), 2022 Refinancing Term B Loan, 8.944% (Term SOFR + 375 bps), 7/31/28	$ 882,795
	Total Appliances	$882,795

	Applications Software — 1.2%
940,275	Central Parent Inc., First Lien Initial Term Loan, 9.492% (Term SOFR + 425 bps), 7/6/29	$ 941,793
735,638	EP Purchaser LLC, First Lien Closing Date Term Loan, 9.003% (Term SOFR + 350 bps), 11/6/28	725,523
1,744,552(b)	Loyalty Ventures, Inc., Term B Loan, 13.75% (LIBOR + 650 bps), 11/3/27	218,069
1,719,375	RealPage, Inc., First Lien Initial Term Loan, 8.433% (Term SOFR + 300 bps), 4/24/28	1,692,608
	Total Applications Software	$3,577,993

	Auction House & Art Dealer — 0.5%
1,470,000	Sotheby's, 2021 Second Refinancing Term Loan, 10.07% (Term SOFR + 450 bps), 1/15/27	$ 1,439,987
	Total Auction House & Art Dealer	$1,439,987

	Auto Parts & Equipment — 3.1%
444,500	Adient US LLC, Term B-1 Loan, 8.683% (Term SOFR + 325 bps), 4/10/28	$ 445,658
1,494,500	Autokiniton US Holdings, Inc., Closing Date Term B Loan, 9.933% (Term SOFR + 450 bps), 4/6/28	1,496,368
Pioneer Floating Rate Fund |  | 7/31/232

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Parts & Equipment — (continued)
4,048,184	First Brands Group LLC, First Lien 2021 Term Loan, 10.881% (Term SOFR + 500 bps), 3/30/27	$ 4,017,823
2,045,654	IXS Holdings, Inc., Initial Term Loan, 9.479% (Term SOFR + 425 bps), 3/5/27	1,798,129
1,324,501	TI Group Automotive Systems LLC, Refinancing US Term Loan, 8.683% (Term SOFR + 325 bps), 12/16/26	1,323,398
	Total Auto Parts & Equipment	$9,081,376

	Auto-Truck Trailers — 1.1%
775,364	American Trailer World Corp., First Lien Initial Term Loan, 9.169% (Term SOFR + 375 bps), 3/3/28	$ 725,207
2,715,625	Novae LLC, Tranche B Term Loan, 10.338% (Term SOFR + 500 bps), 12/22/28	2,457,641
	Total Auto-Truck Trailers	$3,182,848

	Beverages — 0.4%
660,000	Naked Juice LLC, First Lien Initial Term Loan, 8.592% (Term SOFR + 325 bps), 1/24/29	$ 624,975
645,254	Pegasus BidCo BV, Initial Dollar Term Loan, 9.336% (Term SOFR + 425 bps), 7/12/29	645,657
	Total Beverages	$1,270,632

	Broadcast Service & Programing — 0.5%
1,481,250	Univision Communications, Inc., First Lien Initial Term Loan, 8.683% (Term SOFR + 325 bps), 1/31/29	$ 1,467,827
	Total Broadcast Service & Programing	$1,467,827

	Building & Construction — 0.3%
734,208	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.433% (Term SOFR + 400 bps), 10/29/27	$ 731,455
	Total Building & Construction	$731,455

	Building & Construction Products — 0.9%
1,456,301	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.572% (Term SOFR + 325 bps), 4/12/28	$ 1,413,978
1,336,018	CP Atlas Buyer, Inc., Term B Loan, 9.169% (Term SOFR + 375 bps), 11/23/27	1,270,887
	Total Building & Construction Products	$2,684,865

	Building Production — 1.0%
985,000	Chariot Buyer LLC., First Lien Initial Term Loan, 8.669% (Term SOFR + 325 bps), 11/3/28	$ 972,380
1,246,875	Koppers Inc., Initial Term Loan, 9.16% (Term SOFR + 400 bps), 4/10/30	1,251,551
3Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Building Production — (continued)
6,187	MI Windows & Doors, LLC, Term B-1 Loan, 8.919% (Term SOFR + 350 bps), 12/18/27	$ 6,200
831,296	Vector WP MidCo, Inc. (Vector Canada Acquisition ULC), Initial Term B Loan, 10.42% (Term SOFR + 500 bps), 10/12/28	825,061
	Total Building Production	$3,055,192

	Building-Air & Heating — 0.2%
500,917	Emerald Borrower LP, Initial Term Loan B, 8.264% (Term SOFR + 300 bps), 5/31/30	$ 501,739
	Total Building-Air & Heating	$501,739

	Building-Heavy Construction — 0.3%
982,500	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 8.683% (Term SOFR + 325 bps), 6/23/28	$ 975,336
	Total Building-Heavy Construction	$975,336

	Building-Maintenance & Service — 0.3%
736,875	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.788% (Term SOFR + 525 bps), 6/29/28	$ 734,726
	Total Building-Maintenance & Service	$734,726

	Cable & Satellite Television — 2.6%
2,898,786	Altice France S.A., USD TLB-[14] Loan, 10.808% (Term SOFR + 550 bps), 8/15/28	$ 2,381,837
804,787	Charter Communications Operating LLC, Term B-2 Loan, 7.116% (Term SOFR + 175 bps), 2/1/27	800,261
758,250	DIRECTV Financing LLC, Closing Date Term Loan, 10.433% (Term SOFR + 500 bps), 8/2/27	754,865
2,957,469	Radiate Holdco LLC, Amendment No. 6 Term Loan B, 8.683% (Term SOFR + 325 bps), 9/25/26	2,499,590
1,045,876	Virgin Media Bristol LLC, N Facility, 7.836% (Term SOFR + 250 bps), 1/31/28	1,020,055
	Total Cable & Satellite Television	$7,456,608

	Casino Hotels — 0.7%
2,221,875	Century Casinos, Inc., Term B Facility Loan, 11.213% (Term SOFR + 600 bps), 4/2/29	$ 2,166,328
	Total Casino Hotels	$2,166,328

	Casino Services — 0.5%
879,542	Everi Holdings, Inc., Term B Loan, 7.933% (Term SOFR + 250 bps), 8/3/28	$ 879,969
Pioneer Floating Rate Fund |  | 7/31/234

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Casino Services — (continued)
1,526,383(b)	Lucky Bucks LLC, Initial Term Loan, 10.933% (LIBOR + 750 bps), 7/30/27	$ 486,535
38,098	Lucky Bucks LLC, New Money OpCo DIP Loan, 15.148% (Term SOFR + 1000 bps), 10/8/23	38,098
	Total Casino Services	$1,404,602

	Cellular Telecom — 1.2%
931,893	CCI Buyer, Inc., First Lien Initial Term Loan, 9.242% (Term SOFR + 400 bps), 12/17/27	$ 914,187
1,463,478	Gogo Intermediate Holdings LLC, Initial Term Loan, 9.183% (Term SOFR + 375 bps), 4/30/28	1,465,612
1,349,862	Xplore Inc., First Lien Refinancing Term Loan, 9.433% (Term SOFR + 400 bps), 10/2/28	1,099,610
	Total Cellular Telecom	$3,479,409

	Chemicals-Diversified — 0.6%
700,000	Ineos US Finance LLC, 2030 Dollar Term Loan, 8.919% (Term SOFR + 350 bps), 2/18/30	$ 693,312
312,500	LSF11 A5 Holdco LLC, Fourth Amendment Incremental Term Loan, 9.669% (Term SOFR + 425 bps), 10/15/28	311,016
765,312	LSF11 A5 HoldCo LLC, Term Loan, 8.933% (Term SOFR + 350 bps), 10/15/28	758,138
	Total Chemicals-Diversified	$1,762,466

	Chemicals-Specialty — 1.6%
349,125	H.B. Fuller Company, Term Loan B, 7.819% (Term SOFR + 250 bps), 2/15/30	$ 350,528
450,000	Ineos Quattro Holdings UK Limited, 2030 Tranche B Dollar Term Loan, 9.169% (Term SOFR + 375 bps), 3/14/30	445,781
1,960,000	Mativ Holdings, Inc., Term B Loan, 9.183% (Term SOFR + 375 bps), 4/20/28	1,906,100
600,000	Nouryon Finance B.V., 2023 Term Loan, 9.347% (Term SOFR + 400 bps), 4/3/28	595,500
250,000	Nouryon Finance B.V., Extended Dollar Term Loan, 9.318% (Term SOFR + 400 bps), 4/3/28	247,969
1,072,250	Olympus Water US Holding Corp., Initial Dollar Term Loan, 9.253% (Term SOFR + 375 bps), 11/9/28	1,029,838
	Total Chemicals-Specialty	$4,575,716

	Commercial Services — 1.0%
985,000	AEA International Holdings (Luxembourg) S.a.r.l., First Lien Initial Term Loan, 9.253% (Term SOFR + 375 bps), 9/7/28	$ 985,000
5Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,027,272	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 8.933% (Term SOFR + 350 bps), 6/2/28	$ 949,156
913,437	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 9.183% (Term SOFR + 375 bps), 12/15/28	901,924
	Total Commercial Services	$2,836,080

	Computer Data Security — 0.9%
2,161,500	Magenta Buyer LLC, First Lien Initial Term Loan, 10.631% (Term SOFR + 500 bps), 7/27/28	$ 1,643,821
1,141,665	Precisely Software Incorporated, First Lien Third Amendment Term Loan, 9.863% (Term SOFR + 425 bps), 4/24/28	1,098,852
	Total Computer Data Security	$2,742,673

	Computer Services — 1.2%
882,000	Ahead DB Holdings LLC, First Lien Term B Loan, 9.092% (Term SOFR + 375 bps), 10/18/27	$ 861,604
1,197,170	MAG DS Corp., Initial Term Loan, 10.842% (Term SOFR + 550 bps), 4/1/27	1,101,397
490,047	Maximus, Inc., Tranche B Term Loan, 7.229% (Term SOFR + 200 bps), 5/28/28	490,864
982,500	Sitel Group, Initial Dollar Term Loan, 9.183% (Term SOFR + 375 bps), 8/28/28	974,394
	Total Computer Services	$3,428,259

	Computer Software — 1.4%
1,382,500	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 9.253% (Term SOFR + 375 bps), 10/16/28	$ 1,284,573
2,708,016	Help/Systems Holdings, Inc., Term Loan, 9.469% (Term SOFR + 400 bps), 11/19/26	2,472,757
707,555	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 8.029% (Term SOFR + 275 bps), 2/15/28	315,157
	Total Computer Software	$4,072,487

	Computers-Integrated Systems — 0.4%
1,079,035	Atlas CC Acquisition Corp., First Lien Term B Loan, 9.775% (Term SOFR + 425 bps), 5/25/28	$ 951,462
219,465	Atlas CC Acquisition Corp., First Lien Term C Loan, 9.775% (Term SOFR + 425 bps), 5/25/28	193,518
	Total Computers-Integrated Systems	$1,144,980

Pioneer Floating Rate Fund |  | 7/31/236

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Consulting Services — 0.6%
1,904,547	Ankura Consulting Group LLC, First Lien Closing Date Term Loan, 9.933% (Term SOFR + 450 bps), 3/17/28	$ 1,868,837
	Total Consulting Services	$1,868,837

	Containers-Paper & Plastic — 0.9%
977,444	Charter Next Generation, Inc., First Lien 2021 Initial Term Loan, 9.183% (Term SOFR + 375 bps), 12/1/27	$ 974,145
617,604	Pactiv Evergreen, Inc., Tranche B-2 U.S. Term Loan, 8.683% (Term SOFR + 325 bps), 2/5/26	617,647
969,849	Pregis TopCo LLC, First Lien Initial Term Loan, 9.069% (Term SOFR + 375 bps), 7/31/26	968,257
	Total Containers-Paper & Plastic	$2,560,049

	Diagnostic Equipment — 1.0%
677,670	Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 7.669% (Term SOFR + 225 bps), 11/8/27	$ 678,594
2,475,797	Curia Global, Inc., First Lien 2021 Term Loan, 9.169% (Term SOFR + 375 bps), 8/30/26	2,161,680
	Total Diagnostic Equipment	$2,840,274

	Dialysis Centers — 0.4%
982,500	US Renal Care, Inc., 2021 Incremental Term Loan, 10.92% (LIBOR + 550 bps), 6/26/26	$ 496,163
1,443,743	US Renal Care, Inc., Initial Term Loan, 10.433% (LIBOR + 500 bps), 6/26/26	729,090
	Total Dialysis Centers	$1,225,253

	Disposable Medical Products — 0.6%
1,728,125	Medline Borrower, LP, Initial Dollar Term Loan, 8.683% (Term SOFR + 325 bps), 10/23/28	$ 1,712,788
	Total Disposable Medical Products	$1,712,788

	Distribution & Wholesale — 1.3%
1,382,500	AIP RD Buyer Corp., First Lien Term Loan B, 9.569% (Term SOFR + 425 bps), 12/22/28	$ 1,360,899
867,781	Core & Main LP, Tranche B Term Loan, 7.691% (Term SOFR + 250 bps), 7/27/28	866,831
738,018	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 9.169% (Term SOFR + 375 bps), 3/20/25	699,365
276,545	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 8.933% (Term SOFR + 350 bps), 6/2/28	273,416
656,250(c)	Windsor Holdings III LLC, Dollar Term B Loan, 8/1/30	653,515
	Total Distribution & Wholesale	$3,854,026

7Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
	E-Commerce — 0.6%
1,116	CNT Holdings I Corp., First Lien Initial Term Loan, 8.80% (Term SOFR + 350 bps), 11/8/27	$ 1,116
1,234,391	TA TT Buyer LLC, First Lien Initial Term Loan, 10.242% (Term SOFR + 500 bps), 4/2/29	1,201,988
497,500	Uber Technologies, Inc., 2023 Refinancing Term Loan, 8.026% (Term SOFR + 275 bps), 3/3/30	498,549
	Total E-Commerce	$1,701,653

	Electric-Generation — 1.0%
620,973	Compass Power Generation, L.L.C., Tranche B-2 Term Loan, 9.683% (Term SOFR + 425 bps), 4/14/29	$ 620,908
903,185	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.183% (Term SOFR + 375 bps), 10/2/25	870,257
674,596	Hamilton Projects Acquiror LLC, Term Loan, 9.933% (Term SOFR + 450 bps), 6/17/27	669,452
904,022	Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 7.183% (Term SOFR + 175 bps), 12/31/25	904,176
	Total Electric-Generation	$3,064,793

	Electric-Integrated — 0.4%
869,947	Constellation Renewables LLC, Loan, 8.025% (Term SOFR + 250 bps), 12/15/27	$ 867,024
165,714	Talen Energy Supply, LLC, Initial Term Loan B, 9.59% (Term SOFR + 450 bps), 5/17/30	165,673
134,286	Talen Energy Supply, LLC, Initial Term Loan C, 9.59% (Term SOFR + 450 bps), 5/17/30	134,252
	Total Electric-Integrated	$1,166,949

	Electronic Composition — 1.1%
699,375	Atkore International, Inc., Initial Term Loan, 7.293% (Term SOFR + 200 bps), 5/26/28	$ 701,561
2,073,343	Energy Acquisition LP, First Lien Initial Term Loan, 9.614% (Term SOFR + 425 bps), 6/26/25	1,961,469
664,438	Natel Engineering Co., Inc., Initial Term Loan, 11.682% (Term SOFR + 625 bps), 4/30/26	516,601
	Total Electronic Composition	$3,179,631

	Energy-Alternate Sources — 0.3%
990,000	TerraForm Power Operating, LLC, Specified Refinancing Term Loan, 7.842% (Term SOFR + 250 bps), 5/21/29	$ 984,741
	Total Energy-Alternate Sources	$984,741

Pioneer Floating Rate Fund |  | 7/31/238

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Engines — 0.6%
200,000	Arcline FM Holdings LLC, Second Lien Term Loan, 13.753% (Term SOFR + 825 bps), 6/25/29	$ 191,000
1,629,000(c)	LSF12 Badger Bidco, LLC, Term Loan B, 7/25/30	1,598,456
	Total Engines	$1,789,456

	Enterprise Software & Services — 0.7%
770,386	First Advantage Holdings LLC, First Lien Term B-1 Loan, 8.183% (Term SOFR + 275 bps), 1/31/27	$ 770,988
1,002,498	Polaris Newco LLC, First Lien Dollar Term Loan, 9.538% (Term SOFR + 400 bps), 6/2/28	949,162
393,874	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 9.433% (Term SOFR + 400 bps), 5/12/28	384,500
	Total Enterprise Software & Services	$2,104,650

	Finance-Credit Card — 0.9%
1,805,000	Blackhawk Network Holdings, Inc., First Lien Term Loan, 8.264% (Term SOFR + 300 bps), 6/15/25	$ 1,795,412
980,017	FleetCor Technologies Operating Company LLC, Term B-4 Loan, 7.169% (Term SOFR + 175 bps), 4/28/28	975,117
	Total Finance-Credit Card	$2,770,529

	Finance-Investment Banker — 0.6%
488,750	Citadel Securities LP, 2021 Term Loan, 7.817% (Term SOFR + 250 bps), 2/2/28	$ 487,490
488,750(c)	Citadel Securities LP, Term Loan B, 7/25/30	486,001
915,280	Hudson River Trading LLC, Term Loan, 8.631% (Term SOFR + 300 bps), 3/20/28	899,263
	Total Finance-Investment Banker	$1,872,754

	Finance-Leasing Company — 1.2%
1,222,997	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.855% (Term SOFR + 150 bps), 2/12/27	$ 1,217,552
794,637	Castlelake Aviation One Designated Activity Company, 2023 Incremental Term Loan, 8.004% (Term SOFR + 275 bps), 10/22/27	795,195
1,442,128	Fly Funding II S.a r.l., Replacement Loan, 7.09% (LIBOR + 175 bps), 8/11/25	1,374,889
	Total Finance-Leasing Company	$3,387,636

	Finance-Special Purpose Banks — 0.1%
407,921	Bank of Industry, Ltd., Facility, 11.511% (Term SOFR + 600 bps), 12/11/23	$ 408,940
	Total Finance-Special Purpose Banks	$408,940

9Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Food-Catering — 0.2%
450,000	Aramark Intermediate HoldCo. Corp., U.S. Term B-6 Loan, 7.933% (Term SOFR + 250 bps), 6/22/30	$ 450,094
	Total Food-Catering	$450,094

	Food-Dairy Products — 0.4%
1,021,125	Chobani LLC., 2020 New Term Loan, 8.933% (Term SOFR + 350 bps), 10/25/27	$ 1,022,561
	Total Food-Dairy Products	$1,022,561

	Footwear & Related Apparel — 0.5%
1,475,000	Crocs, Inc., Term Loan, 8.892% (Term SOFR + 350 bps), 2/20/29	$ 1,481,453
	Total Footwear & Related Apparel	$1,481,453

	Gambling (Non-Hotel) — 1.0%
1,240,625	Flutter Entertainment plc, Third Amendment 2028-B Term Loan, 8.753% (Term SOFR + 325 bps), 7/22/28	$ 1,243,899
1,805,509	Light and Wonder International, Inc., Initial Term B Loan, 8.302% (Term SOFR + 300 bps), 4/14/29	1,805,186
	Total Gambling (Non-Hotel)	$3,049,085

	Golf — 0.2%
698,250	Topgolf Callaway Brands Corp , Intial Term Loan, 8.919% (Term SOFR + 350 bps), 3/15/30	$ 698,312
	Total Golf	$698,312

	Hotels & Motels — 1.0%
2,463,656	Hilton Grand Vacations Borrower LLC, Initial Term Loan, 8.433% (Term SOFR + 300 bps), 8/2/28	$ 2,466,294
398,000	Playa Resorts Holding B.V., 2022 Term Loan, 9.472% (Term SOFR + 425 bps), 1/5/29	397,842
	Total Hotels & Motels	$2,864,136

	Independent Power Producer — 0.6%
684,519	Calpine Construction Finance Company, L.P., Term B Loan, 7.433% (Term SOFR + 200 bps), 1/15/25	$ 680,669
1,064,264	EFS Cogen Holdings I LLC, Term B Advance, 9.01% (Term SOFR + 350 bps), 10/1/27	1,053,039
	Total Independent Power Producer	$1,733,708

Pioneer Floating Rate Fund |  | 7/31/2310

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet Content — 0.2%
500,000	MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 9.569% (Term SOFR + 425 bps), 5/3/28	$ 482,930
	Total Internet Content	$482,930

	Internet Security — 0.2%
443,299	Gen Digital Inc., Initial Tranche B Term Loan, 7.419% (Term SOFR + 200 bps), 9/12/29	$ 442,191
	Total Internet Security	$442,191

	Investment Companies — 0.2%
650,000	LSF11 Trinity Bidco, Inc., Initial Term Loan, 9.722% (Term SOFR + 450 bps), 6/14/30	$ 644,312
	Total Investment Companies	$644,312

	Investment Management & Advisory Services — 2.2%
876,008	Allspring Buyer LLC, Initial Term Loan, 8.753% (Term SOFR + 325 bps), 11/1/28	$ 873,636
1,000,468	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 9.183% (Term SOFR + 375 bps), 4/7/28	988,142
496,250	Focus Financial Partners LLC, Tranche B-5 Term Loan, 8.569% (Term SOFR + 325 bps), 6/30/28	496,002
2,962,380	LHS Borrower LLC, Initial Term Loan, 10.169% (Term SOFR + 475 bps), 2/16/29	2,610,597
1,464,150	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 8.919% (Term SOFR + 350 bps), 5/30/25	1,355,384
	Total Investment Management & Advisory Services	$6,323,761

	Lasers-System & Components — 0.4%
1,145,815	Coherent Corp., Initial Term B Loan, 8.183% (Term SOFR + 275 bps), 7/2/29	$ 1,146,961
	Total Lasers-Syst/Components	$1,146,961

	Machinery — 1.5%
987,500	Eagle Parent Corp., Initial Term Loan, 9.492% (Term SOFR + 425 bps), 4/2/29	$ 967,133
1,810,417	East West Manufacturing LLC, Initial Term Loan, 11.119% (Term SOFR + 575 bps), 12/22/28	1,493,594
1,970,000	Engineered Components & Systems LLC, First Lien Initial Term Loan, 11.369% (Term SOFR + 600 bps), 8/2/28	1,933,062
	Total Machinery	$4,393,789

11Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Machinery-Pumps — 0.5%
1,449,396	Circor International, Inc., Initial Term Loan, 10.919% (Term SOFR + 550 bps), 12/20/28	$ 1,456,643
	Total Machinery-Pumps	$1,456,643

	Medical Diagnostic Imaging — 0.6%
1,716,362	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 10.669% (Term SOFR + 525 bps), 12/15/27	$ 1,647,708
	Total Medical Diagnostic Imaging	$1,647,708

	Medical Information Systems — 2.1%
1,985,786	athenahealth Group, Inc., Initial Term Loan, 8.805% (Term SOFR + 350 bps), 2/15/29	$ 1,932,831
490,000	Azalea TopCo, Inc., First Lien 2021 Term Loan, 9.183% (Term SOFR + 375 bps), 7/24/26	473,463
962,500	Azalea TopCo, Inc., First Lien Initial Term Loan, 8.933% (Term SOFR + 350 bps), 7/24/26	930,817
1,836,809	Gainwell Acquisition Corp., First Lien Term B Loan, 9.342% (Term SOFR + 400 bps), 10/1/27	1,813,275
1,470,000	One Call Corp., First Lien Term B Loan, 11.113% (Term SOFR + 550 bps), 4/22/27	1,124,550
	Total Medical Information Systems	$6,274,936

	Medical Labs & Testing Services — 2.4%
746,250	Charlotte Buyer, Inc., First Lien Initial Term Loan B, 10.427% (Term SOFR + 525 bps), 2/11/28	$ 733,377
954,184(b)	Envision Healthcare Corp., 2018 Third Out Term Loan, 9.121% (Term SOFR + 425 bps), 3/31/27	4,155
987,277	eResearchTechnology, Inc., First Lien Initial Term Loan, 9.933% (Term SOFR + 450 bps), 2/4/27	959,950
1,698,938	FC Compassus LLC, Term B-1 Loan, 9.68% (Term SOFR + 425 bps), 12/31/26	1,601,249
689,718	Icon Public Limited Company, Lux Term Loan, 7.753% (Term SOFR + 225 bps), 7/3/28	690,581
1,220,042	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 8.933% (Term SOFR + 350 bps), 3/5/26	1,213,561
490,000	Sound Inpatient Physicians, Inc., First Lien 2021 Incremental Term Loan, 8.631% (Term SOFR + 300 bps), 6/27/25	274,400
971,867	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 8.631% (Term SOFR + 300 bps), 6/27/25	566,113
Pioneer Floating Rate Fund |  | 7/31/2312

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical Labs & Testing Services — (continued)
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 12.381% (Term SOFR + 675 bps), 6/26/26	$ 134,166
977,538	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 9.477% (Term SOFR + 425 bps), 10/1/28	921,177
	Total Medical Labs & Testing Services	$7,098,729

	Medical Products — 0.5%
1,383,943	NMN Holdings III Corp., First Lien Closing Date Term Loan, 9.183% (Term SOFR + 375 bps), 11/13/25	$ 1,273,804
296,693	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 9.183% (Term SOFR + 375 bps), 11/13/25	273,082
	Total Medical Products	$1,546,886

	Medical-Biomedical & Generation — 0.7%
1,964,030	ANI Pharmaceuticals, Inc., Initial Term Loan, 11.433% (Term SOFR + 600 bps), 11/19/27	$ 1,966,485
	Total Medical-Biomedical & Generation	$1,966,485

	Medical-Drugs — 2.5%
1,425,000	Bausch Health Cos., Inc., Second Amendment Term Loan, 10.605% (Term SOFR + 525 bps), 2/1/27	$ 1,168,500
2,787,173(b)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 14.50% (LIBOR + 400 bps), 3/27/28	2,078,766
171,844	Icon Public Limited Company, U.S. Term Loan, 7.753% (Term SOFR + 225 bps), 7/3/28	172,058
1,104,032	Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 8.933% (Term SOFR + 350 bps), 5/5/28	1,104,262
1,695,000	Organon & Co., Dollar Term Loan, 8.257% (Term SOFR + 300 bps), 6/2/28	1,693,410
1,176,471	Padagis LLC, Term B Loan, 10.28% (Term SOFR + 475 bps), 7/6/28	1,139,706
	Total Medical-Drugs	$7,356,702

	Medical-Generic Drugs — 0.3%
742,500	Perrigo Company PLC, Initial Term B Loan, 7.669% (Term SOFR + 225 bps), 4/20/29	$ 740,644
	Total Medical-Generic Drugs	$740,644

	Medical-Hospitals — 1.6%
2,468,750	EyeCare Partners LLC, First Lien Amendment No. 1 Term Loan, 9.253% (Term SOFR + 375 bps), 11/15/28	$ 1,951,855
1,970,000	Knight Health Holdings LLC, Term B Loan, 10.683% (Term SOFR + 525 bps), 12/23/28	792,925
13Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Medical-Hospitals — (continued)
1,540,098	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 9.377% (Term SOFR + 375 bps), 11/16/25	$ 1,520,076
711,423	Quorum Health Corp., Exit Term Loan, 13.631% (Term SOFR + 825 bps), 4/29/25	444,640
	Total Medical-Hospitals	$4,709,496

	Medical-Outpatient & Home Medicine — 0.3%
988,282	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 8.614% (Term SOFR + 325 bps), 11/1/28	$ 949,456
	Total Medical-Outpatient & Home Medicine	$949,456

	Medical-Wholesale Drug Distribution — 0.8%
847,875	CVET Midco 2 LP, First Lien Initial Term Loan, 10.242% (Term SOFR + 500 bps), 10/13/29	$ 821,555
1,403,894	Owens & Minor, Inc., Term B-1 Loan, 8.715% (Term SOFR + 375 bps), 3/29/29	1,405,650
	Total Medical-Wholesale Drug Distribution	$2,227,205

	Metal Processors & Fabrication — 0.9%
1,965,000	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.53% (Term SOFR + 400 bps), 10/12/28	$ 1,930,612
766,887	WireCo WorldGroup, Inc., Initial Term Loan, 9.586% (Term SOFR + 425 bps), 11/13/28	767,007
	Total Metal Processors & Fabrication	$2,697,619

	Metal-Aluminum — 0.5%
1,512,000(c)	Arsenal AIC Parent LLC, Term Loan, 7/26/30	$ 1,512,314
	Total Metal-Aluminum	$1,512,314

	Non-hazardous Waste Disposal — 0.4%
651,565	GFL Environmental Inc., 2023 Refinancing Term Loan, 8.469% (Term SOFR + 300 bps), 5/31/27	$ 653,398
506,094	MIP V Waste LLC, Initial Term Loan, 8.683% (Term SOFR + 325 bps), 12/8/28	499,767
	Total Non-hazardous Waste Disposal	$1,153,165

	Office Automation & Equipment — 0.2%
684,250	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 9.433% (Term SOFR + 400 bps), 3/17/28	$ 636,352
	Total Office Automation & Equipment	$636,352

Pioneer Floating Rate Fund |  | 7/31/2314

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil-Field Services — 0.0%†
99,907	ProFrac Holdings II LLC, Term Loan, 12.78% (Term SOFR + 725 bps), 3/4/25	$ 100,282
	Total Oil-Field Services	$100,282

	Pastoral & Agricultural — 0.4%
1,329,750	Alltech, Inc., Term B Loan, 9.433% (Term SOFR + 400 bps), 10/13/28	$ 1,293,182
	Total Pastoral & Agricultural	$1,293,182

	Pharmacy Services — 0.2%
640,250	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 8.183% (Term SOFR + 275 bps), 10/27/28	$ 641,130
	Total Pharmacy Services	$641,130

	Physical Practice Management — 0.6%
2,511,716	Team Health Holdings, Inc., Extended Term Loan, 10.569% (Term SOFR + 525 bps), 3/2/27	$ 1,751,922
	Total Physical Practice Management	$1,751,922

	Physical Therapy & Rehabilitation Centers — 1.1%
845,120	Summit Behavioral Healthcare LLC, First Lien Initial Term Loan, 10.237% (Term SOFR + 475 bps), 11/24/28	$ 844,063
2,431,625	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.753% (Term SOFR + 425 bps), 11/20/26	2,232,232
	Total Physical Therapy & Rehabilitation Centers	$3,076,295

	Pipelines — 2.2%
448,875	Brazos Delaware II, LLC, Initial Term Loan, 8.944% (Term SOFR + 375 bps), 2/11/30	$ 447,672
199,664	DT Midstream, Inc., Initial Term Loan, 7.433% (Term SOFR + 200 bps), 6/26/28	200,276
486,208	GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan, 9.669% (Term SOFR + 425 bps), 7/18/25	486,946
245,625	ITT Holdings LLC, Initial Term Loan, 8.183% (Term SOFR + 275 bps), 7/10/28	245,318
1,309,687	NorthRiver Midstream Finance LP, Initial Term B Loan, 8.758% (Term SOFR + 325 bps), 10/1/25	1,308,986
1,960,651	Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 8.505% (Term SOFR + 325 bps), 10/5/28	1,964,756
15Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Pipelines — (continued)
1,149,620	Traverse Midstream Partners LLC, Advance, 9.216% (Term SOFR + 375 bps), 2/16/28	$ 1,147,464
500,000	WhiteWater Whistler Holdings, LLC, Intial Term Loan, 8.492% (Term SOFR + 325 bps), 2/15/30	500,729
	Total Pipelines	$6,302,147

	Professional Sports — 0.4%
1,250,000	Formula One Management, Ltd. First Lien Facility B Loan, 8.319% (Term SOFR + 300 bps), 1/15/30	$ 1,252,790
	Total Professional Sports	$1,252,790

	Property & Casualty Insurance — 1.8%
1,974,747	Asurion LLC, New B-9 Term Loan, 8.788% (LIBOR + 325 bps), 7/31/27	$ 1,892,466
750,000	Asurion LLC, Second Lien New B-4 Term Loan, 10.683% (Term SOFR + 525 bps), 1/20/29	658,660
498,750	Asurion, LLC, New B-11 Term Loan, 9.683% (Term SOFR + 425 bps), 8/19/28	479,579
2,199,232	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2023 Term Loan, 9.069% (Term SOFR + 375 bps), 2/24/28	2,194,695
	Total Property & Casualty Insurance	$5,225,400

	Protection-Safety — 0.3%
957,679	Prime Security Services Borrower LLC, First Lien 2021 Refinancing Term B-1 Loan, 7.977% (Term SOFR + 275 bps), 9/23/26	$ 957,543
	Total Protection-Safety	$957,543

	Publishing — 1.6%
638,625	Cengage Learning, Inc., First Lien Term B Loan, 10.323% (Term SOFR + 475 bps), 7/14/26	$ 633,077
1,985,000	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 10.669% (Term SOFR + 525 bps), 4/9/29	1,759,206
2,210,625	McGraw-Hill Education, Inc., Initial Term Loan, 9.985% (Term SOFR + 475 bps), 7/28/28	2,149,833
	Total Publishing	$4,542,116

	Publishing-Periodicals — 0.3%
864,063	MJH Healthcare Holdings LLC, Initial Term B Loan, 8.919% (Term SOFR + 350 bps), 1/28/29	$ 858,122
	Total Publishing-Periodicals	$858,122

Pioneer Floating Rate Fund |  | 7/31/2316

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Recreational Centers — 0.5%
1,487,659	Fitness International LLC, Term B Loan, 8.769% (Term SOFR + 325 bps), 4/18/25	$ 1,482,266
	Total Recreational Centers	$1,482,266

	Recycling — 0.6%
1,766,955	LTR Intermediate Holdings, Inc., Initial Term Loan, 9.933% (Term SOFR + 450 bps), 5/5/28	$ 1,607,929
	Total Recycling	$1,607,929

	Rental Auto & Equipment — 0.9%
691,250	Avis Budget Car Rental LLC, Tranche C Term Loan, 8.919% (Term SOFR + 350 bps), 3/16/29	$ 692,438
1,649,191	Hertz Corp., Initial Term B Loan, 8.683% (Term SOFR + 325 bps), 6/30/28	1,651,665
317,152	Hertz Corp., Initial Term C Loan, 8.683% (Term SOFR + 325 bps), 6/30/28	317,628
	Total Rental Auto & Equipment	$2,661,731

	Retail — 4.3%
977,500	Belron Group SA, Dollar Third Incremental Loan, 7.80% (LIBOR + 243 bps), 4/13/28	$ 979,455
753,043	Great Outdoors Group LLC, Term B-2 Loan, 9.183% (Term SOFR + 375 bps), 3/6/28	752,259
500,000	GYP Holdings III Corp., First Lien 2023 Refinancing Term Loan, 8.319% (Term SOFR + 300 bps), 5/12/30	501,563
778,000	Harbor Freight Tools USA, Inc., 2021 Initial Term Loan, 8.183% (Term SOFR + 275 bps), 10/19/27	772,286
896,042	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 9.919% (Term SOFR + 450 bps), 11/9/27	876,627
1,470,000	Michaels Cos, Inc., The Term B Loan, 9.753% (Term SOFR + 425 bps), 4/15/28	1,359,750
1,089,287	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.753% (Term SOFR + 325 bps), 3/3/28	1,086,972
1,666,000	PetSmart LLC, Initial Term Loan, 9.169% (Term SOFR + 375 bps), 2/11/28	1,667,488
879,750	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 7.419% (Term SOFR + 200 bps), 8/4/28	879,600
940,889	RVR Dealership Holdings LLC, Term Loan, 9.246% (Term SOFR + 375 bps), 2/8/28	886,788
2,140	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 9.799% (LIBOR + 450 bps), 9/12/24	2,118
17Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Retail — (continued)
912,500	Torrid LLC, Closing Date Term Loan, 11.003% (Term SOFR + 550 bps), 6/14/28	$ 777,906
1,970,000	White Cap Supply Holdings LLC, Initial Closing Date Term Loan, 9.069% (Term SOFR + 375 bps), 10/19/27	1,966,082
	Total Retail	$12,508,894

	Rubber & Plastic Products — 0.3%
992,500	Gates Global LLC, Initial B-4 Dollar Term Loan, 8.819% (Term SOFR + 350 bps), 11/16/29	$ 994,530
	Total Rubber & Plastic Products	$994,530

	Schools — 0.6%
791,875(c)	Bach Finance Limited (aka Nord Anglia/Fugue Finance), First Lien Seventh Amendment Dollar Term Loan, 1/31/28	$ 793,855
985,000	Lakeshore Learning Materials LLC, First Lien Initial Term Loan, 8.933% (Term SOFR + 350 bps), 9/29/28	984,076
	Total Schools	$1,777,931

	Security Services — 1.7%
1,953,891	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 9.169% (Term SOFR + 375 bps), 5/12/28	$ 1,885,505
3,145,713	Garda World Security Corp., Term B-2 Loan, 9.641% (Term SOFR + 425 bps), 10/30/26	3,146,500
	Total Security Services	$5,032,005

	Steel Producers — 0.3%
239,155	Phoenix Services International LLC, Initial Term Loan, 17.318% (Term SOFR + 1200 bps), 7/29/23	$ 228,991
691,586	Phoenix Services International LLC, Roll-Up Loan (DIP), 17.318% (Term SOFR + 1200 bps), 7/29/23	662,194
1,678,841(b)	Phoenix Services International LLC, Term B Loan, 9.249% (LIBOR + 0 bps), 3/1/25	—
	Total Steel Producers	$891,185

	Telecom Services — 0.4%
1,389,500	Patagonia Holdco LLC, Amendment No.1 Term Loan, 10.789% (Term SOFR + 575 bps), 8/1/29	$ 1,200,181
	Total Telecom Services	$1,200,181

Pioneer Floating Rate Fund |  | 7/31/2318

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunication Equipment — 0.6%
995,000	Ciena Corp., 2023 Incremental Term Loan, 10.00% (Term SOFR + 250 bps), 1/18/30	$ 998,938
888,215	Commscope, Inc., Initial Term Loan, 8.683% (Term SOFR + 325 bps), 4/6/26	829,767
	Total Telecommunication Equipment	$1,828,705

	Telephone-Integrated — 0.6%
1,904,704	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 7.183% (Term SOFR + 175 bps), 3/1/27	$ 1,797,223
	Total Telephone-Integrated	$1,797,223

	Textile-Home Furnishings — 0.5%
1,975,000	Runner Buyer, Inc., Initial Term Loan, 9.319% (Term SOFR + 400 bps), 10/20/28	$ 1,508,406
	Total Textile-Home Furnishings	$1,508,406

	Theaters — 0.9%
1,469,354	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 8.202% (Term SOFR + 300 bps), 4/22/26	$ 1,150,504
997,500	Cinemark USA, Inc., Term Loan, 9.067% (Term SOFR + 375 bps), 5/24/30	997,084
399,000	Cirque du Soleil Canada Inc., Initial Term Loan, 9.492% (Term SOFR + 425 bps), 3/8/30	397,504
	Total Theaters	$2,545,092

	Transport-Air Freight — 0.2%
648,375	Rand Parent LLC, First Lien Term B Loan, 9.492% (Term SOFR + 425 bps), 3/17/30	$ 624,601
	Total Transport-Air Freight	$624,601

	Transportation Services — 1.8%
2,505,375	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 10.029% (Term SOFR + 475 bps), 4/6/28	$ 2,464,663
1,618,385	First Student Bidco, Inc., Initial Term B Loan, 8.529% (Term SOFR + 300 bps), 7/21/28	1,580,707
606,618	First Student Bidco, Inc., Initial Term C Loan, 8.501% (Term SOFR + 300 bps), 7/21/28	592,495
638,625	LaserShip, Inc., First Lien Initial Term Loan, 10.131% (Term SOFR + 450 bps), 5/7/28	550,415
	Total Transportation Services	$5,188,280

19Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Transport-Rail — 0.2%
483,750	Genesee & Wyoming, Inc., Initial Term Loan, 7.342% (Term SOFR + 200 bps), 12/30/26	$ 483,944
	Total Transport-Rail	$483,944

	Veterinary Diagnostics — 0.5%
902,785	Elanco Animal Health Inc., Term Loan, 6.963% (Term SOFR + 175 bps), 8/1/27	$ 890,731
489,950	Southern Veterinary Partners LLC, First Lien Initial Term Loan, 9.433% (Term SOFR + 400 bps), 10/5/27	484,744
	Total Veterinary Diagnostics	$1,375,475

	Total Senior Secured Floating Rate Loan Interests (Cost $272,979,966)	$254,860,848

Shares
	Common Stock — 0.2% of Net Assets
	Passenger Airlines — 0.2%
33,954(d)+	Grupo Aeromexico SAB de CV	$ 456,235
	Total Passenger Airlines	$456,235

	Total Common Stock (Cost $555,000)	$456,235

Principal Amount USD ($)
	Asset Backed Securities — 1.2% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 12.068% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	$ 880,284
1,000,000(a)	AB BSL CLO 1, Ltd., Series 2020-1A, Class ER, 12.168% (3 Month Term SOFR + 686 bps), 1/15/35 (144A)	870,052
1,000,000(a)	AGL CLO 17, Ltd., Series 2022-17A, Class E, 11.684% (3 Month Term SOFR + 635 bps), 1/21/35 (144A)	931,708
1,000,000(a)	Crown Point CLO 11, Ltd., Series 2021-11A, Class E, 12.38% (3 Month Term SOFR + 707 bps), 1/17/34 (144A)	917,972
	Total Asset Backed Securities (Cost $3,962,720)	$3,600,016

Pioneer Floating Rate Fund |  | 7/31/2320

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—0.3% of Net Assets
535,570(a)	BX Trust, Series 2022-PSB, Class F, 12.555% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 536,301
94,827(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.468% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	90,874
114,725(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.218% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	107,228
	Total Commercial Mortgage-Backed Securities (Cost $747,642)	$734,403

	Corporate Bonds — 4.0% of Net Assets
	Advertising — 0.1%
265,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 210,943
	Total Advertising	$210,943

	Airlines — 0.8%
160,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 157,847
2,590,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	2,346,255
	Total Airlines	$2,504,102

	Auto Parts & Equipment — 0.1%
250,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28 (144A)	$ 251,798
	Total Auto Parts & Equipment	$251,798

	Chemicals — 0.4%
250,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 220,941
500,000	Olin Corp., 5.625%, 8/1/29	484,063
376,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	374,120
	Total Chemicals	$1,079,124

	Commercial Services — 0.1%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 458,544
	Total Commercial Services	$458,544

	Distribution/Wholesale — 0.0%†
110,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (144A)	$ 111,375
	Total Distribution/Wholesale	$111,375

21Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Diversified Financial Services — 0.3%
535,323(e)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 466,703
440,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28 (144A)	398,508
	Total Diversified Financial Services	$865,211

	Healthcare-Services — 0.2%
145,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$ 132,954
490,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	428,177
	Total Healthcare-Services	$561,131

	Iron & Steel — 0.6%
625,000	Carpenter Technology Corp., 6.375%, 7/15/28	$ 615,450
960,000	Carpenter Technology Corp., 7.625%, 3/15/30	979,143
260,000	TMS International Corp., 6.25%, 4/15/29 (144A)	217,425
	Total Iron & Steel	$1,812,018

	Leisure Time — 0.2%
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$ 467,545
	Total Leisure Time	$467,545

	Lodging — 0.3%
1,000,000	Station Casinos LLC, 4.50%, 2/15/28 (144A)	$ 907,070
	Total Lodging	$907,070

	Retail — 0.2%
95,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	$ 91,806
295,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	260,588
205,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	190,435
	Total Retail	$542,829

	Telecommunications — 0.7%
1,000,000	Altice France SA, 5.50%, 10/15/29 (144A)	$ 710,007
1,584,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	1,334,141
	Total Telecommunications	$2,044,148

	Total Corporate Bonds (Cost $12,824,030)	$11,815,838

Pioneer Floating Rate Fund |  | 7/31/2322

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Shares		Value
	Preferred Stock — 0.0%† of Net Assets
	Capital Markets — 0.0%†
1,718	B Riley Financial, Inc., 6.75%, 5/31/24	$ 41,850
	Total Capital Markets	$41,850

	Total Preferred Stock (Cost $42,205)	$41,850

	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP17,500(d)	Avation Plc, 1/1/59	$ 11,229
	Total Trading Companies & Distributors	$11,229

	Total Right/Warrant (Cost $—)	$11,229

Principal Amount USD ($)
	Insurance-Linked Securities — 1.2% of Net Assets#
	Event Linked Bonds — 1.1%
	Flood – U.S. — 0.1%
250,000(a)	FloodSmart Re, 21.659%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	$ 257,350
	Health – U.S. — 0.1%
250,000(a)	Vitality Re XIII, 7.409%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 244,775
250,000(a)	Vitality Re XIV, 8.909%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	255,800
		$500,575

	Multiperil – U.S. — 0.4%
250,000(a)	Matterhorn Re, 10.50%, (SOFR + 525 bps), 3/24/25 (144A)	$ 237,175
250,000(a)	Matterhorn Re, 13.00%, (SOFR + 775 bps), 3/24/25 (144A)	239,275
250,000(a)	Residential Re, 10.589%, (3 Month U.S. Treasury Bill + 518 bps), 12/6/25 (144A)	238,750
250,000(a)	Sanders Re II, 8.436%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	237,150
250,000(a)	Sanders Re III, 8.909%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	233,575
		$1,185,925

23Pioneer Floating Rate Fund |  | 7/31/23

Principal Amount USD ($)		Value
Multiperil – U.S. & Canada — 0.1%
250,000(a)	Vista Re, 11.769%, (3 Month U.S. Treasury Bill + 636 bps), 5/21/24 (144A)	$ 244,925
Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 9.659%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 248,000
Windstorm – Florida — 0.1%
250,000(a)	Integrity Re, 12.409%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 225,000
Windstorm – North Carolina — 0.1%
250,000(a)	Cape Lookout Re, 10.409%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 235,700
Windstorm – U.S. Regional — 0.1%
250,000(a)	Commonwealth Re, 8.909%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 250,250
	Total Event Linked Bonds	$3,147,725

Face Amount USD ($)
	Collateralized Reinsurance — 0.0%†
	Windstorm – Florida — 0.0%†
300,000(d)(f)+	Formby Re 2018, 2/29/24	$ 9,607
	Total Collateralized Reinsurance	$9,607

	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
400,000(d)(g)+	Harambee Re 2018, 12/31/24	$ —
400,000(d)(g)+	Harambee Re 2019, 12/31/24	720
		$720

	Multiperil – Worldwide — 0.1%
19,715(d)(g)+	Alturas Re 2022-2, 12/31/27	$ 5,700
739,764(d)(f)+	Berwick Re 2019-1, 12/31/24	117,992
50,000(d)(f)+	Eden Re II, 3/22/24 (144A)	18,350
400,000(f)+	Merion Re 2018-2, 12/31/24	27,994
10,000(f)+	Sector Re V, 12/1/24 (144A)	17,214
Pioneer Floating Rate Fund |  | 7/31/2324

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
253,645(d)(f)+	Woburn Re 2018, 12/31/24	$ 5,031
74,914(d)(f)+	Woburn Re 2019, 12/31/24	12,966
		$205,247

	Total Reinsurance Sidecars	$205,967

	Total Insurance-Linked Securities (Cost $3,472,363)	$3,363,299

Shares
	Investment Companies — 3.9% of Net Assets
400,000	Invesco Senior Loan ETF	$ 8,400,000
75,000	SPDR Blackstone Senior Loan ETF	3,145,500
	Total Investment Companies (Cost $11,439,011)	$11,545,500

	SHORT TERM INVESTMENTS — 0.8% of Net Assets
	Open-End Fund — 0.8%
2,425,917(h)	Dreyfus Government Cash Management, Institutional Shares, 5.14%	$ 2,425,917
		$2,425,917

	TOTAL SHORT TERM INVESTMENTS (Cost $2,425,917)	$2,425,917

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.7% (Cost $308,448,854)	$288,855,135
	OTHER ASSETS AND LIABILITIES — 1.3%	$3,844,426
	net assets — 100.0%	$292,699,561

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
25Pioneer Floating Rate Fund |  | 7/31/23

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $17,254,890, or 5.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2023.
(b)	Security is in default.
(c)	This term loan will settle after July 31, 2023, at which time the interest rate will be determined.
(d)	Non-income producing security.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$4,174	$5,700
Berwick Re 2019-1	12/31/2018	88,396	117,992
Cape Lookout Re	3/16/2022	250,000	235,700
Commonwealth Re	6/15/2022	250,000	250,250
Eden Re II	12/23/2019	41,319	18,350
FloodSmart Re	2/23/2023	250,000	257,350
Formby Re 2018	7/9/2018	932	9,607
Harambee Re 2018	12/19/2017	8,492	—
Harambee Re 2019	12/20/2018	—	720
Integrity Re	5/9/2022	250,000	225,000
Long Point Re IV	5/13/2022	250,000	248,000
Matterhorn Re	3/10/2022	250,000	237,175
Matterhorn Re	3/10/2022	250,000	239,275
Merion Re 2018-2	12/28/2017	—	27,994
Residential Re	10/28/2021	250,000	238,750
Sanders Re II	11/23/2021	250,000	237,150
Sanders Re III	3/22/2022	250,000	233,575
Sector Re V	1/1/2020	265	17,214
Pioneer Floating Rate Fund |  | 7/31/2326

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Vista Re	2/24/2022	$251,938	$244,925
Vitality Re XIII	3/6/2023	240,283	244,775
Vitality Re XIV	1/25/2023	250,000	255,800
Woburn Re 2018	3/20/2018	76,185	5,031
Woburn Re 2019	2/14/2019	10,379	12,966
Total Restricted Securities			$3,363,299
% of Net assets			1.2%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	330,834	MXN	5,760,000	HSBC Bank USA NA	9/29/23	$(9,338)
USD	59,156	MXN	1,030,000	JPMorgan Chase Bank NA	9/29/23	(1,673)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(11,011)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
2,000,000	Markit CDX North America High Yield Index Series 40	Receive	5.00%	6/20/28	$17,193	$64,661	$81,854
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$17,193	$64,661	$81,854
TOTAL SWAP CONTRACTS					$17,193	$64,661	$81,854

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
GBP	— Great British Pound
MXN	— Mexican Peso
USD	— United States Dollar
27Pioneer Floating Rate Fund |  | 7/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$254,860,848	$—	$254,860,848
Common Stock	—	—	456,235	456,235
Asset Backed Securities	—	3,600,016	—	3,600,016
Commercial Mortgage-Backed Securities	—	734,403	—	734,403
Corporate Bonds	—	11,815,838	—	11,815,838
Preferred Stock	41,850	—	—	41,850
Right/Warrant	11,229	—	—	11,229
Insurance-Linked Securities
Collateralized Reinsurance
Windstorm – Florida	—	—	9,607	9,607
Reinsurance Sidecars
Multiperil – U.S.	—	—	720	720
Multiperil – Worldwide	—	—	205,247	205,247
All Other Insurance-Linked Securities	—	3,147,725	—	3,147,725
Investment Companies	11,545,500	—	—	11,545,500
Open-End Fund	2,425,917	—	—	2,425,917
Total Investments in Securities	$14,024,496	$274,158,830	$671,809	$288,855,135
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(11,011)	$—	$(11,011)
Swap contracts, at value	—	81,854	—	81,854
Total Other Financial Instruments	$—	$70,843	$—	$70,843
During the period ended July 31, 2023, there were no transfers in or out of Level 3.
Pioneer Floating Rate Fund |  | 7/31/2328